Other Assets	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Other assets
10	Other assets

	Note	December 31, 2023	December 31, 2024
		RMB	RMB

Guarantee deposits	(i)	385,472,848	423,441,637
Receivables from sales of loans	(ii)	269,284,889	152,225,024
Prepayments	(iii)	278,261,279	111,079,096
Purchased loans with credit deterioration	(iv)	135,274,471	419,519,965
Receivables for default guarantee payments	(v)	4,171,474	28,519,198
Receivables from loan facilitation service	(vi)	71,113,890	45,703,316
Receivables of guarantee service	(vii)	57,030,910	4,197,264
Non-marketable equity securities	(viii)	38,178,264	13,178,264
Amounts due from employees	(ix)	5,172,406	7,741,156
Other receivables		30,130,988	345,293,660
Total		1,274,091,419	1,550,898,580

(i)	Guarantee deposits are deposits that the Group provided, through Guangdong Nanfeng Financial Guarantee Group Co., Ltd (“Guangzhou Nanfeng”), a company that holds a financial guarantee license, for loans granted (a) under its consolidated VIE Zhonghai Lanhai Structured Fund 30-X, which is not structured in a stratified way and requires guarantee from a third party, and (b) under the cooperation with commercial banks for loan facilitation, post-facilitation and guarantee services, refer to Note 2(e)(ii) Off-balance sheet loans.

(ii)	As mentioned in Note 5, the Group transferred the delinquent loans to third parties so that the Group could collect the payment more quickly than to simply dispose the collaterals through litigation. The loan is derecognized if the Group does not retain any risk and rewards after transferring the loan. Such transfer would be recorded as sales according to ASC 860-10-40-5. There is no constrain on the transferee’s rights to pledge or exchange, and the Group will not maintain effective control on the transferred loans for which the transferred loans are accounted for as sales without repurchase agreements.
(iii)	Prepaid accounts mainly include litigation fees, rent, water, electricity and property management and network charges prepaid in the daily operation of the Group. Another important component is the prepayment of building purchase.

(iv)	The purchased loans with credit deterioration are overdue loans repurchased at par value by the Group from commercial banks under the commercial bank partnership model. In 2023, the Group started purchasing loans with credit deterioration. As of 31 December 2024, the purchased loans with credit deterioration amounted to RMB608,297,516 and allowance for credit loss amounted to RMB188,777,551.

The following tables provides information on delinquency, which is the primary credit quality indicator for purchased loans with credit deterioration as of December 31, 2024.

	31 - 90 days past due	91 - 180 days past due	181+ days past due	Total
	RMB	RMB	RMB	RMB

Purchased loans with credit deterioration	33,042,549	88,589,648	486,665,319	608,297,516

The table below sets forth the movement of allowance for credit loss for the years ended December 31, 2024:

2024
RMB
As of January 1	61,389,167
Provision for credit losses	133,136,043
Charge-offs	(5,747,659)
As of December 31	188,777,551

(v)	Under the commercial bank partnership model when a borrower is overdue for a certain number of days, the Group pays interest to the bank on behalf of the borrower, which is subsequently charged to the borrower, and this amount accounts for the receivables for default guarantee payments.

(vi)	Under the commercial bank partnership model, the Group provides loan facilitation services and post-facilitation services.

(vii)	Under the commercial bank partnership model, the Group calculates the guarantee obligation and recognizes the guarantee fee receivable.

(viii)	The measurement alternative is selected for the non-marketable equity securities. Under the measurement alternative, the equity securities without readily determinable fair value are measured at cost minus impairment and adjusted for changes in observable prices.

In June 2016, the Group invested 10,003,334 shares at RMB3.00 per share, which represents 2.14% of the paid-in capital, in Guangdong Qingyuan Rural Commercial Bank (“Qingyuan Rural”). The Group transferred 2 million shares to an unrelated third party at RMB3.00 per share which is same as the investment cost on September 18, 2019. The Group transferred 1.7 million shares to an unrelated third party at RMB2.00 per share and recognized an investment loss of RMB1,524,159 on December 26, 2023. In 2023, the Group recognized an impairment of RMB5,907,577. As of December 31, 2024, the Group has invested RMB13,178,264 in Qingyuan Rural.

(ix)	Amounts due from employees mainly include temporary advances to employees for payments on behalf of the Group.